Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	4,678	$3,100,158
0.25%, 11/21/25(a)	AUD	2,300	1,481,246
0.50%, 09/21/26(a)	AUD	4,387	2,793,621
1.00%, 12/21/30(a)	AUD	2,883	1,708,937
1.00%, 11/21/31(a)	AUD	4,385	2,548,163
1.25%, 05/21/32	AUD	5,203	3,069,279
1.50%, 06/21/31(a)	AUD	3,506	2,150,223
1.75%, 11/21/32(a)	AUD	3,457	2,124,326
1.75%, 06/21/51(a)	AUD	2,913	1,400,377
2.25%, 05/21/28(a)	AUD	2,279	1,536,256
2.50%, 05/21/30(a)	AUD	4,789	3,225,249
2.75%, 04/21/24(a)	AUD	2,217	1,556,252
2.75%, 11/21/27(a)	AUD	2,734	1,901,688
2.75%, 11/21/28(a)	AUD	1,049	725,343
2.75%, 11/21/29(a)	AUD	2,645	1,818,308
2.75%, 06/21/35(a)	AUD	736	487,554
2.75%, 05/21/41(a)	AUD	1,755	1,104,419
3.00%, 11/21/33(a)	AUD	2,110	1,452,763
3.00%, 03/21/47(a)	AUD	1,987	1,276,572
3.25%, 04/21/25(a)	AUD	1,864	1,321,561
3.25%, 04/21/29(a)	AUD	2,432	1,729,044
3.25%, 06/21/39(a)	AUD	2,342	1,602,123
3.75%, 04/21/37(a)	AUD	1,410	1,033,066
4.25%, 04/21/26(a)	AUD	3,214	2,362,821
4.50%, 04/21/33(a)	AUD	2,843	2,233,633
4.75%, 04/21/27(a)	AUD	2,869	2,175,280
			47,918,262
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 07/15/23(b)(c)	EUR	305	310,042
0.00%, 07/15/24(b)(c)	EUR	2,278	2,311,187
0.00%, 04/20/25(b)(c)	EUR	1,151	1,158,145
0.00%, 10/20/28(b)(c)	EUR	1,350	1,294,773
0.00%, 02/20/30(b)(c)	EUR	2,021	1,899,078
0.00%, 02/20/31(b)(c)	EUR	2,814	2,587,580
0.00%, 10/20/40(b)(c)	EUR	961	712,284
0.25%, 10/20/36(b)	EUR	1,272	1,070,589
0.50%, 04/20/27(b)	EUR	2,029	2,048,439
0.50%, 02/20/29(b)	EUR	2,385	2,360,073
0.70%, 04/20/71(b)	EUR	578	381,562
0.75%, 10/20/26(b)	EUR	2,836	2,904,910
0.75%, 02/20/28(b)	EUR	2,319	2,345,010
0.75%, 03/20/51(b)	EUR	1,593	1,271,566
0.85%, 06/30/2120(b)	EUR	852	519,076
0.90%, 02/20/32(b)	EUR	950	931,818
1.20%, 10/20/25(b)	EUR	2,444	2,545,599
1.50%, 02/20/47(b)	EUR	2,128	2,096,929
1.50%, 11/02/86(b)	EUR	513	458,353
1.65%, 10/21/24(b)	EUR	2,019	2,117,170
1.75%, 10/20/23(b)	EUR	2,362	2,452,948
2.10%, 09/20/2117(b)	EUR	1,129	1,214,473
2.40%, 05/23/34(b)	EUR	1,571	1,767,489
3.15%, 06/20/44(b)	EUR	1,523	1,977,637
3.80%, 01/26/62(b)	EUR	826	1,300,679
4.15%, 03/15/37(b)	EUR	2,681	3,622,679
4.85%, 03/15/26(b)	EUR	1,680	1,978,206
Security		Par (000)	Value

Austria (continued)
6.25%, 07/15/27	EUR	1,780	$2,314,921
			47,953,215
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	1,135	1,113,625
0.00%, 10/22/31(b)(c)	EUR	1,741	1,581,164
0.10%, 06/22/30(b)	EUR	1,433	1,351,970
0.20%, 10/22/23(b)	EUR	1,201	1,226,254
0.35%, 06/22/32(b)	EUR	1,380	1,272,630
0.40%, 06/22/40(b)	EUR	1,378	1,085,160
0.50%, 10/22/24(b)	EUR	1,563	1,602,735
0.65%, 06/22/71(b)	EUR	612	367,189
0.80%, 06/22/25(b)	EUR	3,869	3,992,667
0.80%, 06/22/27(b)	EUR	1,382	1,416,428
0.80%, 06/22/28(b)	EUR	1,905	1,940,300
0.90%, 06/22/29(b)	EUR	2,158	2,191,247
1.00%, 06/22/26(b)	EUR	1,834	1,900,681
1.00%, 06/22/31(b)	EUR	3,322	3,329,721
1.40%, 06/22/53(b)	EUR	1,082	927,704
1.45%, 06/22/37(b)	EUR	937	914,279
1.60%, 06/22/47(b)	EUR	1,343	1,251,176
1.70%, 06/22/50(b)	EUR	1,259	1,184,695
1.90%, 06/22/38(b)	EUR	1,236	1,277,528
2.15%, 06/22/66(b)	EUR	868	909,453
2.25%, 06/22/23(a)	EUR	10	10,392
2.25%, 06/22/57(b)	EUR	779	828,581
2.60%, 06/22/24(b)	EUR	1,200	1,278,339
3.00%, 06/22/34(b)	EUR	1,126	1,324,373
3.75%, 06/22/45(a)	EUR	1,225	1,641,932
4.00%, 03/28/32(a)	EUR	889	1,133,374
4.25%, 03/28/41(b)	EUR	2,045	2,822,077
4.50%, 03/28/26(b)	EUR	957	1,115,811
5.00%, 03/28/35(b)	EUR	1,888	2,666,465
5.50%, 03/28/28	EUR	2,495	3,218,184
Series 86, 1.25%, 04/22/33(b)	EUR	1,155	1,163,941
			48,040,075
Canada — 4.5%
Canadian Government Bond
0.25%, 08/01/23	CAD	2,016	1,530,164
0.25%, 04/01/24	CAD	938	700,971
0.25%, 03/01/26	CAD	4,855	3,473,057
0.50%, 11/01/23	CAD	2,200	1,665,114
0.50%, 09/01/25	CAD	4,900	3,565,017
0.50%, 12/01/30	CAD	4,815	3,167,736
0.75%, 02/01/24	CAD	3,088	2,333,863
1.00%, 09/01/26	CAD	3,778	2,761,712
1.00%, 06/01/27	CAD	47	34,056
1.25%, 03/01/27	CAD	1,950	1,433,365
1.25%, 06/01/30	CAD	5,040	3,561,828
1.50%, 06/01/26	CAD	110	82,176
1.50%, 06/01/31	CAD	5,191	3,698,267
1.50%, 12/01/31	CAD	1,260	893,940
1.75%, 12/01/53	CAD	2,537	1,556,910
2.00%, 09/01/23	CAD	3,716	2,867,230
2.00%, 06/01/28	CAD	200	151,266
2.00%, 06/01/32	CAD	1,100	813,754
2.00%, 12/01/51	CAD	4,375	2,878,504
2.25%, 03/01/24	CAD	3,874	2,992,197
2.25%, 06/01/25	CAD	641	492,968
2.25%, 06/01/29	CAD	320	244,817

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.75%, 12/01/48	CAD	1,516	$1,173,117
2.75%, 12/01/64	CAD	800	618,840
3.50%, 12/01/45	CAD	781	681,410
4.00%, 06/01/41	CAD	1,050	958,943
5.00%, 06/01/37	CAD	551	544,693
5.75%, 06/01/29	CAD	672	628,066
5.75%, 06/01/33	CAD	2,082	2,089,495
			47,593,476
Denmark — 4.5%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	21,631	2,929,017
0.00%, 11/15/31(c)	DKK	45,092	5,585,796
0.25%, 11/15/52	DKK	33,474	3,271,431
0.50%, 11/15/27	DKK	43,995	5,935,181
0.50%, 11/15/29	DKK	48,063	6,366,322
1.50%, 11/15/23	DKK	33,681	4,692,649
1.75%, 11/15/25	DKK	32,135	4,571,239
4.50%, 11/15/39	DKK	69,739	14,059,642
			47,411,277
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/23(b)(c)	EUR	1,665	1,695,604
0.00%, 09/15/24(b)(c)	EUR	1,797	1,819,781
0.00%, 09/15/26(b)(c)	EUR	1,712	1,697,029
0.00%, 09/15/30(b)(c)	EUR	3,227	3,005,872
0.13%, 09/15/31(b)	EUR	2,605	2,410,040
0.13%, 04/15/36(b)	EUR	1,749	1,472,900
0.13%, 04/15/52(b)	EUR	1,770	1,175,452
0.25%, 09/15/40(b)	EUR	1,975	1,565,546
0.50%, 04/15/26(b)	EUR	1,184	1,201,733
0.50%, 09/15/27(b)	EUR	2,878	2,892,631
0.50%, 09/15/28(b)	EUR	2,296	2,283,103
0.50%, 09/15/29(b)	EUR	2,695	2,653,805
0.50%, 04/15/43(b)	EUR	1,855	1,481,363
0.75%, 04/15/31(b)	EUR	2,005	1,984,168
0.88%, 09/15/25(b)	EUR	2,467	2,542,072
1.13%, 04/15/34(b)	EUR	1,989	1,960,223
1.38%, 04/15/47(b)	EUR	1,847	1,788,941
1.50%, 09/15/32(b)	EUR	1,040	1,078,780
2.00%, 04/15/24(b)	EUR	2,785	2,930,349
2.63%, 07/04/42(b)	EUR	2,614	3,068,563
2.75%, 07/04/28(b)	EUR	2,310	2,613,177
4.00%, 07/04/25(b)	EUR	3,837	4,317,059
			47,638,191
France — 8.1%
French Republic Government Bond OAT
0.00%, 02/25/24(a)(c)	EUR	1,430	1,456,270
0.00%, 03/25/24(a)(c)	EUR	1,875	1,908,295
0.00%, 02/25/25(a)(c)	EUR	430	433,021
0.00%, 03/25/25(a)(c)	EUR	2,379	2,396,443
0.00%, 02/25/26(a)(c)	EUR	2,069	2,069,156
0.00%, 02/25/27(a)(c)	EUR	2,022	1,997,147
0.00%, 11/25/29(a)(c)	EUR	1,968	1,866,976
0.00%, 11/25/30(a)(c)	EUR	2,462	2,286,801
0.00%, 11/25/31(a)(c)	EUR	1,855	1,691,714
0.00%, 05/25/32(a)(c)	EUR	1,415	1,274,102
0.25%, 11/25/26(a)	EUR	2,401	2,404,126
0.50%, 05/25/25(a)	EUR	1,504	1,535,164
0.50%, 05/25/26(a)	EUR	2,742	2,785,085
Security		Par (000)	Value

France (continued)
0.50%, 05/25/29(a)	EUR	2,134	$2,114,532
0.50%, 05/25/40(b)	EUR	1,336	1,096,463
0.50%, 06/25/44(b)	EUR	859	660,563
0.50%, 05/25/72(b)	EUR	486	276,721
0.75%, 05/25/28(a)	EUR	2,356	2,391,575
0.75%, 11/25/28(a)	EUR	2,546	2,577,939
0.75%, 05/25/52(a)	EUR	1,482	1,111,470
0.75%, 05/25/53(b)	EUR	1,050	771,274
1.00%, 11/25/25(a)	EUR	1,845	1,910,473
1.00%, 05/25/27(a)	EUR	2,293	2,370,277
1.25%, 05/25/34(a)	EUR	1,683	1,671,431
1.25%, 05/25/36(b)	EUR	2,053	2,005,315
1.50%, 05/25/31(a)	EUR	2,518	2,649,955
1.50%, 05/25/50(b)	EUR	1,505	1,400,363
1.75%, 11/25/24(a)	EUR	1,782	1,875,864
1.75%, 06/25/39(b)	EUR	1,450	1,495,606
1.75%, 05/25/66(b)	EUR	748	712,890
2.00%, 11/25/32(a)	EUR	420	454,931
2.00%, 05/25/48(b)	EUR	1,441	1,497,663
2.25%, 05/25/24(a)	EUR	1,776	1,877,057
2.50%, 05/25/30(a)	EUR	4,328	4,911,336
2.75%, 10/25/27(a)	EUR	2,348	2,640,402
3.25%, 05/25/45(a)	EUR	1,415	1,810,932
3.50%, 04/25/26(a)	EUR	2,068	2,334,489
4.00%, 10/25/38(a)	EUR	1,227	1,658,391
4.00%, 04/25/55(b)	EUR	836	1,246,542
4.00%, 04/25/60(a)	EUR	880	1,343,336
4.25%, 10/25/23(a)	EUR	2,775	2,973,743
4.50%, 04/25/41(a)	EUR	1,840	2,668,907
4.75%, 04/25/35(a)	EUR	1,514	2,121,308
5.50%, 04/25/29(a)	EUR	1,369	1,812,645
5.75%, 10/25/32(a)	EUR	1,778	2,586,296
6.00%, 10/25/25(a)	EUR	1,660	1,989,097
			85,124,086
Germany — 6.1%
Bundesobligation
0.00%, 10/13/23(a)(c)	EUR	660	673,258
0.00%, 04/05/24(a)(c)	EUR	1,310	1,335,645
0.00%, 10/18/24(a)(c)	EUR	1,680	1,707,411
0.00%, 04/11/25(a)(c)	EUR	1,060	1,074,836
0.00%, 10/10/25(a)(c)	EUR	974	986,462
0.00%, 04/10/26(a)(c)	EUR	1,380	1,391,684
0.00%, 10/09/26(a)(c)	EUR	786	789,233
0.00%, 04/16/27(a)(c)	EUR	800	800,551
Series G, 0.00%, 10/10/25(a)(c)	EUR	316	320,363
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	540	543,932
0.00%, 11/15/27(a)(c)	EUR	1,248	1,242,508
0.00%, 08/15/29(a)(c)	EUR	1,257	1,232,197
0.00%, 02/15/30(a)(c)	EUR	1,255	1,224,285
0.00%, 08/15/30(a)(c)	EUR	1,300	1,260,969
0.00%, 02/15/31(a)(c)	EUR	1,226	1,182,024
0.00%, 08/15/31(a)(c)	EUR	2,055	1,970,261
0.00%, 02/15/32(a)(c)	EUR	1,120	1,064,762
0.00%, 05/15/35(a)(c)	EUR	767	693,480
0.00%, 05/15/36(a)(c)	EUR	1,048	934,520
0.00%, 08/15/50(a)(c)	EUR	1,596	1,216,298
0.00%, 08/15/52(a)(c)	EUR	767	570,868
0.25%, 02/15/27(a)	EUR	1,667	1,691,745
0.25%, 08/15/28(a)	EUR	1,837	1,842,527

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.25%, 02/15/29(a)	EUR	1,306	$1,307,540
0.50%, 02/15/25(a)	EUR	1,134	1,165,924
0.50%, 02/15/26(a)	EUR	1,616	1,662,236
0.50%, 08/15/27(a)	EUR	1,650	1,689,114
0.50%, 02/15/28(a)	EUR	1,288	1,314,346
1.00%, 08/15/24(a)	EUR	1,193	1,237,363
1.00%, 08/15/25(a)	EUR	1,330	1,388,198
1.25%, 08/15/48(a)	EUR	1,606	1,714,290
1.50%, 05/15/24(a)	EUR	1,271	1,329,740
1.75%, 02/15/24(a)	EUR	1,149	1,203,964
2.00%, 08/15/23(a)	EUR	1,262	1,312,437
2.50%, 07/04/44(a)	EUR	1,317	1,729,800
2.50%, 08/15/46(a)	EUR	1,469	1,964,660
3.25%, 07/04/42(a)	EUR	1,054	1,506,639
4.00%, 01/04/37(a)	EUR	1,673	2,395,208
4.25%, 07/04/39(a)	EUR	824	1,259,051
4.75%, 07/04/28(a)	EUR	774	982,379
4.75%, 07/04/34(a)	EUR	1,426	2,099,637
4.75%, 07/04/40(a)	EUR	1,020	1,667,470
5.50%, 01/04/31(a)	EUR	1,007	1,435,819
5.63%, 01/04/28(a)	EUR	1,145	1,489,701
6.25%, 01/04/24(a)	EUR	785	872,784
6.25%, 01/04/30(a)	EUR	673	968,732
6.50%, 07/04/27(a)	EUR	693	914,440
Series G, 0.00%, 08/15/30(a)(c)	EUR	400	387,929
Series G, 0.00%, 08/15/31(a)(c)	EUR	290	278,302
Series G, 0.00%, 08/15/50(a)(c)	EUR	367	280,723
Bundesschatzanweisungen
0.00%, 09/15/23(a)(c)	EUR	800	815,988
0.00%, 12/15/23(a)(c)	EUR	200	204,158
0.00%, 03/15/24(a)(c)	EUR	400	407,867
0.20%, 06/14/24(a)	EUR	680	693,889
			63,430,147
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)(c)	EUR	3,419	3,081,701
0.20%, 05/15/27(a)	EUR	2,657	2,634,263
0.20%, 10/18/30(a)	EUR	3,055	2,870,321
0.35%, 10/18/32(a)	EUR	1,643	1,502,069
0.40%, 05/15/35(a)	EUR	1,919	1,686,926
0.55%, 04/22/41(a)	EUR	1,478	1,207,263
0.90%, 05/15/28(a)	EUR	2,854	2,904,618
1.00%, 05/15/26(a)	EUR	3,866	3,998,564
1.10%, 05/15/29(a)	EUR	3,556	3,643,858
1.30%, 05/15/33(a)	EUR	1,275	1,275,327
1.35%, 03/18/31(a)	EUR	2,601	2,685,466
1.50%, 05/15/50(a)	EUR	2,473	2,266,941
1.70%, 05/15/37(a)	EUR	2,428	2,501,637
2.00%, 02/18/45(a)	EUR	3,720	3,885,496
2.40%, 05/15/30(a)	EUR	3,467	3,883,401
3.40%, 03/18/24(a)	EUR	2,491	2,669,658
5.40%, 03/13/25	EUR	4,487	5,159,242
			47,856,751
Israel — 4.5%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	6,823	1,975,953
0.40%, 10/31/24	ILS	6,000	1,698,086
0.50%, 04/30/25	ILS	14,759	4,161,949
0.50%, 02/27/26	ILS	9,236	2,563,370
1.00%, 03/31/30	ILS	14,938	3,984,422
Security		Par (000)	Value

Israel (continued)
1.30%, 04/30/32	ILS	4,178	$1,106,861
1.50%, 11/30/23	ILS	10,550	3,088,862
1.50%, 05/31/37	ILS	10,602	2,620,263
1.75%, 08/31/25	ILS	12,562	3,653,449
2.00%, 03/31/27	ILS	11,300	3,297,816
2.25%, 09/28/28	ILS	10,152	2,981,433
3.75%, 03/31/24	ILS	13,445	4,065,621
3.75%, 03/31/47	ILS	15,595	5,059,392
5.50%, 01/31/42	ILS	10,196	4,129,591
6.25%, 10/30/26	ILS	8,383	2,864,135
			47,251,203
Italy — 7.1%
Italy Buoni Poliennali Del Tesoro
0.00%, 11/29/23(a)(c)	EUR	230	231,329
0.00%, 01/15/24(a)(c)	EUR	693	695,942
0.00%, 01/30/24(a)(c)	EUR	720	723,314
0.00%, 04/15/24(a)(c)	EUR	800	800,036
0.00%, 08/15/24(a)(c)	EUR	2,037	2,022,414
0.00%, 04/01/26(a)(c)	EUR	1,348	1,279,836
0.00%, 08/01/26(a)(c)	EUR	1,206	1,134,083
0.25%, 03/15/28(a)	EUR	1,203	1,087,528
0.30%, 08/15/23(a)	EUR	310	314,744
0.35%, 02/01/25(a)	EUR	1,074	1,063,598
0.45%, 02/15/29(a)	EUR	740	658,101
0.50%, 02/01/26(a)	EUR	794	772,174
0.50%, 07/15/28(a)	EUR	579	526,590
0.60%, 08/01/31(b)	EUR	1,069	890,369
0.65%, 10/15/23(a)	EUR	776	789,010
0.85%, 01/15/27(a)	EUR	945	912,494
0.90%, 04/01/31(a)	EUR	1,565	1,353,999
0.95%, 09/15/27(a)	EUR	1,363	1,302,617
0.95%, 08/01/30(a)	EUR	985	871,486
0.95%, 12/01/31(b)	EUR	1,184	1,011,032
0.95%, 06/01/32(a)	EUR	750	631,013
0.95%, 03/01/37(b)	EUR	964	724,784
1.10%, 04/01/27(a)	EUR	710	687,993
1.25%, 12/01/26(a)	EUR	488	481,354
1.35%, 04/01/30(a)	EUR	596	550,664
1.45%, 11/15/24(a)	EUR	1,164	1,186,501
1.45%, 05/15/25(a)	EUR	1,072	1,086,105
1.45%, 03/01/36(b)	EUR	849	701,101
1.50%, 06/01/25(a)	EUR	878	891,042
1.50%, 04/30/45(b)	EUR	509	372,537
1.60%, 06/01/26(a)	EUR	1,000	1,008,242
1.65%, 12/01/30(b)	EUR	1,240	1,154,840
1.65%, 03/01/32(b)	EUR	1,130	1,029,146
1.70%, 09/01/51(b)	EUR	611	438,786
1.75%, 07/01/24(a)	EUR	759	780,522
1.80%, 03/01/41(b)	EUR	960	775,073
1.85%, 05/15/24(a)	EUR	670	690,642
1.85%, 07/01/25(b)	EUR	996	1,018,379
2.00%, 12/01/25(a)	EUR	1,209	1,240,477
2.00%, 02/01/28(a)	EUR	1,286	1,289,515
2.05%, 08/01/27(a)	EUR	477	482,199
2.10%, 07/15/26(a)	EUR	872	893,188
2.15%, 09/01/52(b)	EUR	451	352,051
2.15%, 03/01/72(b)	EUR	296	216,173
2.20%, 06/01/27(a)	EUR	1,027	1,047,493
2.25%, 09/01/36(b)	EUR	815	742,052
2.45%, 10/01/23(a)	EUR	789	818,501

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.45%, 09/01/33(b)	EUR	940	$899,317
2.45%, 09/01/50(b)	EUR	730	622,207
2.50%, 12/01/24(a)	EUR	369	385,030
2.50%, 11/15/25(a)	EUR	800	832,921
2.70%, 03/01/47(b)	EUR	786	721,664
2.80%, 12/01/28(a)	EUR	1,021	1,061,430
2.80%, 03/01/67(b)	EUR	432	370,859
2.95%, 09/01/38(b)	EUR	683	669,342
3.00%, 08/01/29(a)	EUR	1,029	1,076,004
3.10%, 03/01/40(b)	EUR	596	592,579
3.25%, 03/01/38(b)	EUR	180	182,166
3.25%, 09/01/46(b)	EUR	645	653,671
3.35%, 03/01/35(b)	EUR	874	905,116
3.45%, 03/01/48(b)	EUR	951	987,667
3.50%, 03/01/30(b)	EUR	1,254	1,355,730
3.75%, 09/01/24(a)	EUR	946	1,012,301
3.85%, 09/01/49(b)	EUR	914	1,007,980
4.00%, 02/01/37(b)	EUR	1,238	1,379,744
4.50%, 03/01/24(a)	EUR	1,157	1,242,808
4.50%, 03/01/26(b)	EUR	1,286	1,434,041
4.75%, 08/01/23(b)	EUR	1,420	1,506,170
4.75%, 09/01/28(b)	EUR	1,516	1,743,648
4.75%, 09/01/44(b)	EUR	1,181	1,467,496
5.00%, 03/01/25(b)	EUR	1,099	1,218,764
5.00%, 08/01/34(b)	EUR	1,126	1,363,559
5.00%, 08/01/39(b)	EUR	1,047	1,306,126
5.00%, 09/01/40(b)	EUR	581	725,530
5.25%, 11/01/29(a)	EUR	1,435	1,725,423
5.75%, 02/01/33(a)	EUR	1,152	1,460,237
6.00%, 05/01/31(a)	EUR	1,593	2,027,162
6.50%, 11/01/27(a)	EUR	1,368	1,697,114
7.25%, 11/01/26(a)	EUR	623	773,625
9.00%, 11/01/23(a)	EUR	622	697,344
			74,835,844
Japan — 16.0%
Japan Government Five Year Bond
0.00%, 03/20/26(c)	JPY	80,950	608,967
0.00%, 06/20/26(c)	JPY	87,750	660,109
0.00%, 09/20/26(c)	JPY	50,000	376,063
0.00%, 12/20/26(c)	JPY	223,950	1,683,899
0.00%, 06/20/27(c)	JPY	70,000	525,932
0.10%, 09/20/23	JPY	169,600	1,275,466
0.10%, 12/20/23	JPY	68,550	515,665
0.10%, 03/20/24	JPY	77,350	582,036
0.10%, 06/20/24	JPY	73,700	554,704
0.10%, 09/20/24	JPY	22,950	172,835
0.10%, 12/20/24	JPY	80,000	602,667
0.10%, 03/20/25	JPY	131,400	990,422
0.10%, 06/20/25	JPY	21,500	162,147
0.10%, 09/20/25	JPY	153,000	1,154,367
0.10%, 12/20/25	JPY	164,100	1,238,460
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	103,750	602,326
0.50%, 03/20/59	JPY	126,050	744,796
0.50%, 03/20/60	JPY	181,950	1,069,841
0.70%, 03/20/61	JPY	187,700	1,179,899
0.80%, 03/20/58	JPY	98,150	646,539
0.90%, 03/20/57	JPY	124,500	849,709
1.00%, 03/20/62	JPY	41,750	285,562
1.40%, 03/20/55	JPY	54,400	427,686
Security		Par (000)	Value

Japan (continued)
1.70%, 03/20/54	JPY	90,750	$766,669
1.90%, 03/20/53	JPY	87,650	772,694
2.00%, 03/20/52	JPY	76,600	690,532
2.20%, 03/20/49	JPY	59,100	553,204
2.20%, 03/20/50	JPY	56,150	527,494
2.20%, 03/20/51	JPY	83,000	778,109
2.40%, 03/20/48	JPY	36,900	358,631
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	42,600	321,575
0.10%, 06/20/26	JPY	45,000	339,766
0.10%, 09/20/26	JPY	218,300	1,648,341
0.10%, 12/20/26	JPY	109,700	828,282
0.10%, 03/20/27	JPY	109,550	827,035
0.10%, 06/20/27	JPY	55,050	415,527
0.10%, 09/20/27	JPY	56,250	424,307
0.10%, 12/20/27	JPY	56,000	422,593
0.10%, 03/20/28	JPY	109,850	828,838
0.10%, 12/20/28	JPY	82,500	621,884
0.10%, 03/20/29	JPY	95,850	722,616
0.10%, 06/20/29	JPY	57,400	432,512
0.10%, 09/20/29	JPY	78,600	591,849
0.10%, 12/20/29	JPY	135,950	1,022,107
0.10%, 03/20/30	JPY	147,450	1,107,550
0.10%, 06/20/30	JPY	126,050	945,909
0.10%, 09/20/30	JPY	165,050	1,237,535
0.10%, 12/20/30	JPY	223,000	1,670,819
0.10%, 03/20/31	JPY	156,750	1,173,538
0.10%, 06/20/31	JPY	238,350	1,782,987
0.10%, 09/20/31	JPY	21,050	157,314
0.10%, 12/20/31	JPY	282,400	2,109,201
0.20%, 06/20/32	JPY	78,000	586,097
0.30%, 12/20/24	JPY	82,650	625,593
0.30%, 12/20/25	JPY	51,550	391,672
0.40%, 06/20/25	JPY	36,850	280,311
0.40%, 09/20/25	JPY	47,950	365,171
0.50%, 09/20/24	JPY	81,900	622,041
0.50%, 12/20/24	JPY	43,850	333,480
0.60%, 09/20/23	JPY	30,250	228,784
0.60%, 12/20/23	JPY	207,000	1,567,922
0.60%, 03/20/24	JPY	79,700	604,608
0.60%, 06/20/24	JPY	83,050	630,956
0.80%, 09/20/23	JPY	101,800	771,665
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	58,200	370,835
0.40%, 06/20/49	JPY	75,400	470,183
0.40%, 09/20/49	JPY	104,500	648,895
0.40%, 12/20/49	JPY	136,500	848,357
0.40%, 03/20/50	JPY	130,000	808,661
0.50%, 09/20/46	JPY	52,850	352,135
0.50%, 03/20/49	JPY	128,450	826,193
0.60%, 12/20/46	JPY	71,300	485,011
0.60%, 06/20/50	JPY	119,100	775,566
0.60%, 09/20/50	JPY	140,400	912,605
0.70%, 06/20/48	JPY	80,000	547,780
0.70%, 12/20/48	JPY	101,450	689,814
0.70%, 12/20/50	JPY	150,150	1,002,058
0.70%, 03/20/51	JPY	103,300	686,110
0.70%, 06/20/51	JPY	130,450	865,020
0.70%, 09/20/51	JPY	121,650	805,335
0.70%, 12/20/51	JPY	118,150	781,713

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.80%, 03/20/46	JPY	65,400	$469,879
0.80%, 03/20/47	JPY	56,550	402,122
0.80%, 06/20/47	JPY	78,100	554,161
0.80%, 09/20/47	JPY	59,550	421,610
0.80%, 12/20/47	JPY	86,100	607,639
0.80%, 03/20/48	JPY	91,000	640,105
0.90%, 09/20/48	JPY	87,350	625,488
1.00%, 03/20/52	JPY	137,750	984,321
1.10%, 03/20/33	JPY	29,000	236,743
1.40%, 09/20/45	JPY	37,500	305,655
1.40%, 12/20/45	JPY	78,950	642,269
1.50%, 12/20/44	JPY	50,150	417,266
1.50%, 03/20/45	JPY	75,000	623,543
1.60%, 06/20/45	JPY	30,950	262,002
1.70%, 06/20/33	JPY	61,300	530,085
1.70%, 12/20/43	JPY	77,400	668,995
1.70%, 03/20/44	JPY	59,450	513,673
1.70%, 06/20/44	JPY	46,450	401,233
1.70%, 09/20/44	JPY	64,150	553,922
1.80%, 11/22/32	JPY	26,000	226,178
1.80%, 03/20/43	JPY	65,750	578,393
1.80%, 09/20/43	JPY	29,650	260,791
1.90%, 09/20/42	JPY	188,350	1,684,232
1.90%, 06/20/43	JPY	77,250	690,442
2.00%, 12/20/33	JPY	14,550	129,765
2.00%, 09/20/40	JPY	121,600	1,103,437
2.00%, 09/20/41	JPY	198,300	1,798,113
2.00%, 03/20/42	JPY	159,550	1,448,094
2.10%, 09/20/33	JPY	38,950	349,916
2.20%, 09/20/39	JPY	108,400	1,009,319
2.20%, 03/20/41	JPY	161,950	1,510,258
2.30%, 05/20/32	JPY	24,800	224,143
2.30%, 03/20/35	JPY	47,600	440,743
2.30%, 06/20/35	JPY	45,550	422,524
2.30%, 12/20/35	JPY	45,650	424,855
2.30%, 12/20/36	JPY	43,100	403,353
2.30%, 03/20/39	JPY	131,050	1,235,536
2.30%, 03/20/40	JPY	158,950	1,499,875
2.40%, 03/20/34	JPY	43,200	400,482
2.40%, 12/20/34	JPY	42,600	397,536
2.40%, 03/20/37	JPY	111,400	1,055,138
2.40%, 09/20/38	JPY	141,950	1,352,959
2.50%, 06/20/34	JPY	46,450	435,602
2.50%, 09/20/34	JPY	39,700	373,177
2.50%, 09/20/35	JPY	36,550	346,689
2.50%, 03/20/36	JPY	52,000	495,031
2.50%, 06/20/36	JPY	43,950	419,148
2.50%, 09/20/36	JPY	36,900	352,472
2.50%, 09/20/37	JPY	85,800	824,143
2.50%, 03/20/38	JPY	65,150	627,062
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	75,000	541,445
0.30%, 06/20/39	JPY	180,000	1,267,788
0.30%, 09/20/39	JPY	192,850	1,352,235
0.30%, 12/20/39	JPY	82,150	573,861
0.40%, 03/20/36	JPY	22,350	166,265
0.40%, 03/20/39	JPY	240,100	1,725,353
0.40%, 03/20/40	JPY	118,600	840,437
0.40%, 06/20/40	JPY	166,600	1,177,219
0.40%, 09/20/40	JPY	222,850	1,568,841
Security		Par (000)	Value

Japan (continued)
0.40%, 06/20/41	JPY	175,150	$1,219,969
0.50%, 09/20/36	JPY	144,100	1,081,706
0.50%, 03/20/38	JPY	116,550	860,914
0.50%, 06/20/38	JPY	51,800	381,797
0.50%, 12/20/38	JPY	140,200	1,027,187
0.50%, 12/20/40	JPY	172,600	1,233,232
0.50%, 03/20/41	JPY	315,250	2,244,339
0.50%, 09/20/41	JPY	127,300	901,105
0.50%, 12/20/41	JPY	142,850	1,009,066
0.60%, 12/20/36	JPY	107,100	813,181
0.60%, 06/20/37	JPY	73,200	552,977
0.60%, 09/20/37	JPY	80,000	603,015
0.60%, 12/20/37	JPY	89,350	672,293
0.70%, 03/20/37	JPY	98,550	756,407
0.70%, 09/20/38	JPY	48,850	370,245
0.80%, 03/20/42	JPY	232,900	1,735,511
1.00%, 12/20/35	JPY	115,000	924,933
1.20%, 12/20/34	JPY	105,650	870,878
1.20%, 03/20/35	JPY	74,250	611,996
1.20%, 09/20/35	JPY	98,850	814,536
1.30%, 06/20/35	JPY	37,700	314,175
1.40%, 09/20/34	JPY	120,000	1,010,682
1.50%, 06/20/32	JPY	65,950	558,001
1.50%, 03/20/33	JPY	59,400	503,642
1.50%, 03/20/34	JPY	56,400	479,516
1.50%, 06/20/34	JPY	85,050	723,266
1.60%, 06/20/30	JPY	39,800	333,717
1.60%, 03/20/32	JPY	46,700	397,894
1.60%, 06/20/32	JPY	50,100	427,543
1.60%, 03/20/33	JPY	89,100	762,391
1.60%, 12/20/33	JPY	118,950	1,020,945
1.70%, 09/20/31	JPY	50,400	431,611
1.70%, 12/20/31	JPY	66,600	571,172
1.70%, 03/20/32	JPY	45,450	390,478
1.70%, 06/20/32	JPY	44,550	383,424
1.70%, 09/20/32	JPY	66,000	568,669
1.70%, 12/20/32	JPY	102,050	880,324
1.70%, 06/20/33	JPY	141,600	1,224,471
1.70%, 09/20/33	JPY	92,600	801,422
1.80%, 06/20/30	JPY	18,100	153,891
1.80%, 09/20/30	JPY	48,850	416,868
1.80%, 06/20/31	JPY	47,800	411,467
1.80%, 09/20/31	JPY	88,950	767,765
1.80%, 12/20/31	JPY	80,100	692,506
1.80%, 03/20/32	JPY	101,700	880,973
1.80%, 12/20/32	JPY	55,950	486,906
1.90%, 09/20/23	JPY	33,000	253,218
1.90%, 12/20/23	JPY	35,000	269,848
1.90%, 03/20/24	JPY	24,250	187,828
1.90%, 03/20/25	JPY	31,500	248,653
1.90%, 06/20/25	JPY	40,200	318,875
1.90%, 12/20/28	JPY	63,050	529,554
1.90%, 03/20/29	JPY	25,150	212,094
1.90%, 09/20/30	JPY	66,200	568,938
1.90%, 03/20/31	JPY	55,950	483,826
1.90%, 06/20/31	JPY	110,000	954,142
2.00%, 12/20/24	JPY	53,100	418,114
2.00%, 09/20/25	JPY	32,650	260,977
2.00%, 12/20/25	JPY	56,050	450,132
2.00%, 03/20/27	JPY	38,350	314,887

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.00%, 06/20/30	JPY	51,700	$445,640
2.00%, 12/20/30	JPY	60,550	525,357
2.00%, 03/20/31	JPY	57,550	501,352
2.10%, 03/20/24	JPY	7,300	56,722
2.10%, 09/20/24	JPY	70,600	554,360
2.10%, 03/20/25	JPY	29,900	237,204
2.10%, 09/20/25	JPY	28,850	231,285
2.10%, 12/20/25	JPY	30,000	241,692
2.10%, 03/20/26	JPY	44,600	361,048
2.10%, 12/20/26	JPY	93,350	766,394
2.10%, 03/20/27	JPY	213,950	1,764,161
2.10%, 06/20/27	JPY	37,500	310,576
2.10%, 09/20/27	JPY	31,300	260,237
2.10%, 12/20/27	JPY	60,000	501,296
2.10%, 12/20/28	JPY	35,000	297,312
2.10%, 03/20/29	JPY	70,500	601,542
2.10%, 06/20/29	JPY	75,700	648,409
2.10%, 09/20/29	JPY	88,500	761,385
2.10%, 12/20/29	JPY	87,950	758,197
2.10%, 03/20/30	JPY	100,200	867,325
2.10%, 12/20/30	JPY	80,000	699,099
2.20%, 03/20/24	JPY	38,950	303,121
2.20%, 03/20/26	JPY	42,700	346,832
2.20%, 06/20/26	JPY	29,550	241,246
2.20%, 09/20/26	JPY	247,400	2,029,700
2.20%, 09/20/27	JPY	49,750	415,553
2.20%, 03/20/28	JPY	81,400	686,421
2.20%, 09/20/28	JPY	96,450	820,537
2.20%, 06/20/29	JPY	39,450	339,942
2.20%, 12/20/29	JPY	82,800	718,364
2.20%, 03/20/30	JPY	64,000	557,623
2.20%, 03/20/31	JPY	70,600	624,097
2.30%, 03/20/26	JPY	36,000	293,394
2.30%, 06/20/26	JPY	49,300	403,924
2.30%, 06/20/27	JPY	40,000	334,215
2.40%, 06/20/24	JPY	55,800	438,152
2.40%, 03/20/28	JPY	36,500	310,878
Japan Government Two Year Bond
0.00%, 10/01/23(c)	JPY	279,650	2,100,867
0.00%, 01/01/24(c)	JPY	70,500	529,715
0.00%, 02/01/24(c)	JPY	118,650	891,410
0.00%, 03/01/24(c)	JPY	299,200	2,247,893
0.00%, 05/01/24(c)	JPY	50,000	375,658
0.00%, 07/01/24(c)	JPY	30,750	231,025
			167,848,899
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	2,218	2,258,972
0.00%, 01/15/27(b)(c)	EUR	1,795	1,783,761
0.00%, 01/15/29(c)	EUR	1,274	1,230,997
0.00%, 07/15/30(b)(c)	EUR	2,074	1,968,382
0.00%, 07/15/31(b)(c)	EUR	2,311	2,162,372
0.00%, 01/15/38(b)(c)	EUR	1,138	943,152
0.00%, 01/15/52(b)(c)	EUR	1,901	1,300,394
0.25%, 07/15/25(b)	EUR	3,172	3,223,119
0.25%, 07/15/29(b)	EUR	1,863	1,825,440
0.50%, 07/15/26(b)	EUR	2,684	2,734,678
0.50%, 07/15/32(b)	EUR	330	317,546
0.50%, 01/15/40(b)	EUR	3,134	2,773,247
0.75%, 07/15/27(b)	EUR	2,381	2,442,519
Security		Par (000)	Value

Netherlands (continued)
0.75%, 07/15/28(b)	EUR	2,077	$2,118,895
1.75%, 07/15/23(b)	EUR	955	988,453
2.00%, 07/15/24(b)	EUR	2,547	2,688,116
2.50%, 01/15/33(b)	EUR	2,385	2,759,887
2.75%, 01/15/47(b)	EUR	2,822	3,721,226
3.75%, 01/15/42(b)	EUR	2,452	3,528,863
4.00%, 01/15/37(b)	EUR	3,104	4,278,564
5.50%, 01/15/28(b)	EUR	2,223	2,851,736
			47,900,319
Norway — 3.1%
Norway Government Bond
1.25%, 09/17/31(b)	NOK	26,304	2,387,693
1.38%, 08/19/30(b)	NOK	46,134	4,297,983
1.50%, 02/19/26(b)	NOK	45,601	4,523,110
1.75%, 03/13/25(b)	NOK	50,906	5,135,843
1.75%, 02/17/27(b)	NOK	23,231	2,307,452
1.75%, 09/06/29(b)	NOK	30,895	2,994,211
2.00%, 04/26/28(b)	NOK	34,223	3,406,685
2.13%, 05/18/32(b)	NOK	25,134	2,448,258
3.00%, 03/14/24(b)	NOK	42,502	4,420,338
			31,921,573
Singapore — 4.5%
Singapore Government Bond
0.50%, 11/01/25	SGD	2,735	1,855,421
1.25%, 11/01/26	SGD	2,100	1,441,071
1.63%, 07/01/31	SGD	3,064	2,036,205
1.88%, 03/01/50	SGD	3,325	1,948,834
1.88%, 10/01/51	SGD	1,653	966,013
2.00%, 02/01/24	SGD	3,928	2,818,270
2.13%, 06/01/26	SGD	5,257	3,748,362
2.25%, 08/01/36	SGD	4,613	3,155,834
2.38%, 06/01/25	SGD	5,700	4,111,559
2.38%, 07/01/39	SGD	2,081	1,426,601
2.63%, 05/01/28	SGD	3,718	2,692,711
2.75%, 07/01/23	SGD	485	351,146
2.75%, 04/01/42	SGD	3,196	2,283,657
2.75%, 03/01/46	SGD	3,804	2,698,626
2.88%, 07/01/29	SGD	3,984	2,923,427
2.88%, 09/01/30	SGD	4,059	2,984,220
3.00%, 09/01/24	SGD	4,860	3,549,833
3.38%, 09/01/33	SGD	3,836	2,952,504
3.50%, 03/01/27	SGD	4,456	3,355,935
			47,300,229
Spain — 4.7%
Spain Government Bond
0.00%, 05/31/24(c)	EUR	420	424,754
0.00%, 01/31/25(c)	EUR	29	29,103
0.00%, 01/31/26(c)	EUR	1,420	1,405,928
0.00%, 01/31/27(c)	EUR	674	656,223
0.00%, 01/31/28(c)	EUR	645	617,065
0.10%, 04/30/31(b)	EUR	1,176	1,047,074
0.25%, 07/30/24(b)	EUR	750	760,788
0.35%, 07/30/23	EUR	293	298,529
0.50%, 04/30/30(b)	EUR	1,080	1,022,429
0.50%, 10/31/31(b)	EUR	1,034	943,532
0.60%, 10/31/29(b)	EUR	1,087	1,046,510
0.70%, 04/30/32(b)	EUR	1,320	1,213,777
0.80%, 07/30/27(b)	EUR	944	949,243
0.80%, 07/30/29	EUR	360	352,400

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
0.85%, 07/30/37(b)	EUR	918	$767,857
1.00%, 07/30/42(b)	EUR	325	260,608
1.00%, 10/31/50(b)	EUR	1,100	790,047
1.20%, 10/31/40(b)	EUR	642	541,565
1.25%, 10/31/30(b)	EUR	1,326	1,319,121
1.30%, 10/31/26(b)	EUR	1,135	1,176,510
1.40%, 04/30/28(b)	EUR	892	920,329
1.40%, 07/30/28(b)	EUR	1,220	1,256,464
1.45%, 10/31/27(b)	EUR	1,146	1,189,470
1.45%, 04/30/29(b)	EUR	758	778,549
1.45%, 10/31/71(b)	EUR	240	160,546
1.50%, 04/30/27(b)	EUR	977	1,019,103
1.60%, 04/30/25(b)	EUR	1,152	1,205,894
1.85%, 07/30/35(b)	EUR	954	947,539
1.90%, 10/31/52(b)	EUR	150	130,989
1.95%, 04/30/26(b)	EUR	1,215	1,288,916
1.95%, 07/30/30(b)	EUR	1,165	1,226,278
2.15%, 10/31/25(b)	EUR	972	1,038,037
2.35%, 07/30/33(b)	EUR	842	896,701
2.70%, 10/31/48(b)	EUR	735	787,873
2.75%, 10/31/24(b)	EUR	1,284	1,375,605
2.90%, 10/31/46(b)	EUR	952	1,062,458
3.45%, 07/30/66(b)	EUR	751	906,664
3.80%, 04/30/24(b)	EUR	988	1,065,858
4.20%, 01/31/37(b)	EUR	1,182	1,517,919
4.40%, 10/31/23(b)	EUR	943	1,008,821
4.65%, 07/30/25(b)	EUR	1,583	1,809,869
4.70%, 07/30/41(b)	EUR	1,030	1,443,183
4.80%, 01/31/24(b)	EUR	1,607	1,745,398
4.90%, 07/30/40(b)	EUR	1,013	1,438,879
5.15%, 10/31/28(b)	EUR	975	1,226,510
5.15%, 10/31/44(b)	EUR	970	1,471,993
5.75%, 07/30/32	EUR	1,091	1,520,881
5.90%, 07/30/26(b)	EUR	1,557	1,903,169
6.00%, 01/31/29	EUR	1,251	1,655,801
			49,622,759
Sweden — 3.8%
Sweden Government Bond
0.13%, 05/12/31(b)	SEK	42,105	3,707,877
0.75%, 05/12/28	SEK	40,320	3,809,851
0.75%, 11/12/29(b)	SEK	54,155	5,078,437
1.00%, 11/12/26(a)	SEK	63,360	6,086,855
1.50%, 11/13/23(b)	SEK	88,255	8,662,576
2.25%, 06/01/32(a)	SEK	42,175	4,492,989
2.50%, 05/12/25	SEK	42,945	4,311,573
3.50%, 03/30/39	SEK	30,680	3,947,897
			40,098,055
United Kingdom — 4.6%
United Kingdom Gilt
0.13%, 01/31/24(a)	GBP	1,300	1,541,503
0.13%, 01/30/26(a)	GBP	1,293	1,496,476
0.13%, 01/31/28(a)	GBP	660	742,100
0.25%, 07/31/31(a)	GBP	1,536	1,624,564
0.38%, 10/22/26(a)	GBP	1,030	1,186,851
0.38%, 10/22/30(a)	GBP	910	992,613
0.50%, 01/31/29(a)	GBP	770	867,941
0.50%, 10/22/61(a)	GBP	564	375,770
0.63%, 06/07/25(a)	GBP	600	710,805
0.63%, 07/31/35(a)	GBP	1,146	1,141,460
0.63%, 10/22/50(a)	GBP	1,059	825,505
Security		Par/ Shares (000)	Value

United Kingdom (continued)
0.88%, 10/22/29(a)	GBP	1,045	$1,204,008
0.88%, 07/31/33(a)	GBP	540	583,433
0.88%, 01/31/46(a)	GBP	538	472,186
1.00%, 04/22/24(a)	GBP	1,115	1,341,860
1.00%, 01/31/32(a)	GBP	390	436,662
1.13%, 01/31/39(a)	GBP	650	657,874
1.13%, 10/22/73(a)	GBP	460	375,382
1.25%, 07/22/27(a)	GBP	1,008	1,207,411
1.25%, 10/22/41(a)	GBP	1,315	1,315,716
1.25%, 07/31/51(a)	GBP	856	792,460
1.50%, 07/22/26(a)	GBP	384	465,101
1.50%, 07/22/47(a)	GBP	905	905,493
1.50%, 07/31/53(a)	GBP	230	226,540
1.63%, 10/22/28(a)	GBP	193	235,599
1.63%, 10/22/54(a)	GBP	565	573,977
1.63%, 10/22/71(a)	GBP	517	514,826
1.75%, 09/07/37(a)	GBP	706	797,348
1.75%, 01/22/49(a)	GBP	515	545,008
1.75%, 07/22/57(a)	GBP	696	731,045
2.00%, 09/07/25(a)	GBP	498	612,650
2.25%, 09/07/23(a)	GBP	868	1,062,124
2.50%, 07/22/65(a)	GBP	807	1,045,681
2.75%, 09/07/24(a)	GBP	310	385,559
3.25%, 01/22/44(a)	GBP	1,053	1,446,348
3.50%, 01/22/45(a)	GBP	788	1,125,642
3.50%, 07/22/68(a)	GBP	851	1,394,198
3.75%, 07/22/52(a)	GBP	545	855,847
4.00%, 01/22/60(a)	GBP	587	1,016,027
4.25%, 12/07/27(a)	GBP	534	734,276
4.25%, 06/07/32(a)	GBP	945	1,396,641
4.25%, 03/07/36(a)	GBP	725	1,091,359
4.25%, 09/07/39(a)	GBP	638	979,820
4.25%, 12/07/40(a)	GBP	749	1,159,320
4.25%, 12/07/46(a)	GBP	664	1,067,862
4.25%, 12/07/49(a)	GBP	511	843,771
4.25%, 12/07/55(a)	GBP	703	1,227,895
4.50%, 09/07/34(a)	GBP	652	996,771
4.50%, 12/07/42(a)	GBP	848	1,371,656
4.75%, 12/07/30(a)	GBP	556	836,401
4.75%, 12/07/38(a)	GBP	603	977,104
5.00%, 03/07/25(a)	GBP	676	891,692
6.00%, 12/07/28(a)	GBP	515	791,610
			48,197,771

Total Long-Term Investments — 99.1%
(Cost: $1,253,522,653)			1,037,942,132

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)		320	320,000

Total Short-Term Securities — 0.0%
(Cost: $320,000)			320,000

Total Investments in Securities — 99.1%
(Cost: $1,253,842,653)			1,038,262,132

Other Assets Less Liabilities — 0.9%			9,228,620

Net Assets — 100.0%			$1,047,490,752

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2022

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$460,000	$—	$(140,000	)(a)	$—	$—	$320,000	320	$1,208	$(1)

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$1,037,942,132	$—	$1,037,942,132
Money Market Funds	320,000	—	—	320,000
	$320,000	$1,037,942,132	$—	$1,038,262,132

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound
ILS	Israeli Shekel